REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Schedule of Total Revenues from External Customers by Geographical Areas) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 926,867	$ 871,995	$ 821,515
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		630,096	591,147	540,449
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	192,640	184,092	183,187
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		4,231	5,092	5,089
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 99,900	$ 91,664	$ 92,790

[1]	Includes Europe, the Middle East (excluding Israel) and Africa.